Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions

	Reclamation	Waste disposal	Total

Beginning of year	$1,050,675	$9,803	$1,060,478
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment	127,637	-	127,637
Recognized in earnings [note 8]	23,921	(150)	23,771
Provisions used during the period	(17,272)	(368)	(17,640)
Unwinding of discount [note 19]	14,366	37	14,403
Effect of movements in exchange rates	(9,727)	-	(9,727)

End of period	$1,189,600	$9,322	$1,198,922

Current	$40,760	$1,775	$42,535
Non-current	1,148,840	7,547	1,156,387

	$1,189,600	$9,322	$1,198,922

Reclamation provisions

	2020	2019

Uranium	$937,992	$831,352
Fuel services	251,608	219,323

Total	$1,189,600	$1,050,675